Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
he Company’s future minimum lease payments under non-cancelable operating leases at December 31, 2015 were as follows (in thousands):

2016	$29,302
2017	25,836
2018	20,615
2019	17,967
2020	17,227
Thereafter	68,972
Total	$179,919